Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets		$ 257,869
Developed technology
Acquired Indefinite-lived Intangible Assets [Line Items]
Useful life	3 years	3 years
Intangible assets		5,143
Customer Relationships
Acquired Indefinite-lived Intangible Assets [Line Items]
Useful life		16 years 4 months 24 days
Intangible assets		167,450
Trademarks
Acquired Indefinite-lived Intangible Assets [Line Items]
Useful life	Indefinite	Indefinite	Indefinite
Intangible assets		$ 85,276